Description of Business and Summary of Significant Accounting Policies - Property Plant and Equipment useful lives (Details)	Dec. 31, 2024
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Plant And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Plant And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years